ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

ReneSola Ltd was incorporated in the British Virgin Island on March 17, 2006. ReneSola Ltd and its subsidiaries (collectively the “Company”) are engaged in the manufacture and sale of solar power products including virgin polysilicon, monocrystalline and multicrystalline solar wafers and photovoltaic (PV) cells and modules. On January 29, 2008, the Company became listed on the New York Stock Exchange (NYSE) in the United States.

The following table lists all subsidiaries of the Company as of December 31, 2011:

Subsidiaries	Date of acquisition	Date of incorporation	Place of incorporation	Percentage of ownership
Zhejiang Yuhui Solar Energy Source Co., Ltd. (“Zhejiang Yuhui”)	N/A	August 7, 2003	People’s Republic of China (“PRC”)	100%
ReneSola America Inc. (“ReneSola America”)	N/A	November 12, 2006	United States of America	100%
ReneSola Singapore Pte Ltd. (“ReneSola Singapore”)	N/A	March 28, 2007	Singapore	100%
Sichuan ReneSola Silicon Material Co., Ltd. (“Sichuan ReneSola”)*	N/A	August 25, 2007	PRC	100%
Yuneng Enterprise Consulting (Shanghai) Co., Ltd (“ReneSola Shanghai”)	N/A	March 20, 2009	PRC	100%
Wuxi Jiacheng Solar Energy Technology Co., Ltd. (“JC Solar”)	May 31, 2009	November 8, 2005	PRC	100%
Zhejiang ReneSola Photovoltaic Materials Co., Ltd. (“Zhejiang ReneSola”)	N/A	April 30, 2010	PRC	100%
Sichuan Ruiyu Photovoltaic Materials Co., Ltd. (“Sichuan Ruiyu”)	N/A	August 24, 2010	PRC	100%
Sichuan Ruixin Photovoltaic Materials Co., Ltd. (“Sichuan Ruixin”)	N/A	November 23, 2010	PRC	100%
Zhejiang Sciborn New Material Technology Co., Ltd. (“Zhejiang Sciborn”)	N/A	June 1, 2011	PRC	100%
Sichuan SiLiDe Composite Materials Co., Ltd. (“Sichuan SiLiDe”)	N/A	July 11, 2011	PRC	100%
Qinghai Yuihui New Energy Co., Ltd. (“Qinghai Yuihui”)	N/A	August 30, 2011	PRC	100%
ReneSola Deutschland GmbH (“Renesola Germany”)	N/A	September 26, 2011	Germany	100%
Jiashan Xujing Real Estate Development Co., Ltd. (“Jiashan Xujing”)	N/A	October 19, 2011	PRC	100%
Sichuan OuRuida Science Park Co., Ltd. (“Sichuan OuRuida”)	N/A	October 27, 2011	PRC	100%
Zhejiang Ruiyi New Material Technology Co., Ltd. (“Zhejiang Ruiyi”)	N/A	October 31, 2011	PRC	90%

Zhejiang Yuhui commenced operations in July 2005. ReneSola America commenced operations in November 2006. ReneSola Singapore commenced operations in May 2007. Sichuan ReneSola commenced operations in July 2009.  JC Solar was acquired on May 31, 2009. Zhejiang ReneSola commenced operations in January 2011. Sichuan Ruiyu commenced operations in July 2011.  Zhejiang Sciborn commenced operations in July 2011. Qinghai Yuihui started trial production in December, 2011, ReneSola Shanghai, Sichuan Ruixin, Sichuan OuRuida, Sichuan SiLiDe, Jiashan Xujing, Zhejiang Ruiyi and ReneSola Germany had not commenced operations as of December 31, 2011.

*: Sichuan Ruisheng Photovoltaic Material Co. Ltd. was incorporated in PRC on November 23, 2010, and was merged into Sichuan Aoguang Silicon Industry Co. Ltd on August 25, 2011. On November 30, 2011, Aoguang was merged into Sichuan ReneSola.

Acquisition of Subsidiaries

(a) On May 20, 2009, ReneSola Ltd’s wholly owned subsidiary Zhejiang Yuhui Solar Energy Source Co., Ltd entered into an agreement to acquire the entire share capital of solar cell and module manufacturer, Wuxi Jiacheng Solar Energy Technology Co. (“JC Solar”) (the “Acquisition”). The total consideration for the Acquisition was RMB140,300,000 ($20,548,338). The acquisition was completed on May 31, 2009 (see Note 3).

(b) On June 9, 2011, ReneSola Ltd’s wholly owned subsidiary Sichuan Ruisheng Photovoltaic Materials Co., Ltd. entered into an agreement to acquire the entire share capital of polysilicon manufacture, Sichuan Aoguang Silicon Industry Co., Ltd. (“Aoguang”) (the “Acquisition”). The total consideration for the Acquisition was RMB7,600,000 ($1,172,824 ). The acquisition was completed on June 10, 2011(see Note 3). On November 30, 2011, Aoguang was merged into Sichuan ReneSola.